Income Taxes - Deferred Income Tax Valuation Allowance Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Beginning balance of deferred income tax valuation allowance	$ 72	$ 75
Additions charged to costs and expenses	28	1	$ 0
Additions charged against goodwill	22	1	0
Deductions	0	(5)	(20)
Ending balance of deferred income tax valuation allowance	$ 122	$ 72	$ 75